Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with Item 402(v) of Regulation S-K, below is a comparison of compensation actually paid (“CAP”) and certain measures of financial performance. For further information concerning our compensation philosophy and how we align executive compensation with performance, refer to the “Executive Compensation – Compensation Discussion and Analysis” section.

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	SCT Total for First PEO(1) (b)($)	CAP for First PEO(2,7) (c)($)	SCT Total for Second PEO(1,3) (b)($)	CAP for Second PEO(2,3) (c)($)	Avg. SCT Total for Non-PEO NEOs(1) (d)($)	Avg. CAP for Non-PEO NEOs(7) (e)($)	Total Shareholder Return(4) (f)($)	Peer Group Total Shareholder Return(4) (g)($)	Net Income (Loss)(5) (in thousands) (h)($)	Company Selected Measure: Annual Recurring Revenue(6) (in thousands) (i)($)
2024	51,143,711	97,948,820	N/A	N/A	4,810,466	8,792,715	228	221	(124,775)	1,907,982
2023	14,845,940	38,679,011	N/A	N/A	5,475,467	11,092,941	136	164	(254,560)	1,561,981
2022	12,928,676	3,241,068	N/A	N/A	4,990,357	(2,699,520)	68	129	(798,946)	1,202,438
2021	37,808,805	30,852,801	181,250	(4,475,791)	4,611,376	10,050,763	162	146	(1,035,589)	878,733

Company Selected Measure Name	ARR
Named Executive Officers, Footnote
(1)	Total compensation as set forth in the “Executive Compensation – Executive Compensation Tables – Fiscal Year 2024 Summary Compensation Table” (“SCT”) above. Mr. Ramaswami has served as our Principal Executive Officer (“PEO”) since his hire on December 9, 2020 (“First PEO”). The individuals comprising the PEO and Non-PEO NEOs for each year are listed in the table below.

	PEO				Non-PEO NEOs
Name	2021	2022	2023	2024	2021	2022	2023	2024
Rajiv Ramaswami	✓	✓	✓	✓
Dheeraj Pandey	✓
Rukmini Sivaraman						✓	✓	✓
David Sangster					✓	✓	✓	✓
Tyler Wall					✓	✓	✓	✓
Brian Martin								✓
Duston Williams					✓	✓
Christopher Kaddaras Jr.					✓
(2)	For each covered year, the values included in column (c) for the CAP to our PEO and in column (e) for the average CAP to our non-PEO NEOs reflect the adjustments set forth below. CAP does not mean these amounts were earned or paid during the year. CAP is an amount derived from the starting point of total compensation as presented in the SCT under the methodology prescribed under the SEC’s rules, which is solely based on adjustments to equity award values. Nutanix does not maintain a pension plan and does not pay dividends on its common stock so no adjustments for these factors were necessary. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the CAP from the assumptions used to compute the valuation of the equity awards as of the grant date.
(3)	Mr. Pandey previously served as our CEO before retiring from Nutanix in December 2020 (“Second PEO”). We have included Mr. Pandey in the table above in accordance with Item 402(v) of Regulation S-K. However, Mr. Pandey has been excluded from the tables and graphs below as we do not believe Mr. Pandey’s further inclusion is material to any conclusions that may be drawn from this analysis.

Adjustment To PEO Compensation, Footnote
(7)	The table below shows the adjustments made to the SCT totals (columns (b) and (d) above) for our First PEO and average for non-PEO NEOs to determine CAP for fiscal year 2024 (columns (c) and (e) above).
		PEO ($)	Average for Non-PEO NEOs ($)
	Summary Compensation Table - Total Compensation (columns (b) and (d))	51,143,711	4,810,466
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	49,781,703	3,968,879
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	63,997,025	4,415,419
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	23,206,675	3,731,194
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	2,596,611	432,748
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	6,786,500	723,399
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	1,351,633
=	Compensation Actually Paid (columns (c) and (e))	97,948,820	8,792,715

Non-PEO NEO Average Total Compensation Amount	$ 4,810,466	$ 5,475,467	$ 4,990,357	$ 4,611,376
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,792,715	11,092,941	(2,699,520)	10,050,763
Adjustment to Non-PEO NEO Compensation Footnote
(7)	The table below shows the adjustments made to the SCT totals (columns (b) and (d) above) for our First PEO and average for non-PEO NEOs to determine CAP for fiscal year 2024 (columns (c) and (e) above).
		PEO ($)	Average for Non-PEO NEOs ($)
	Summary Compensation Table - Total Compensation (columns (b) and (d))	51,143,711	4,810,466
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	49,781,703	3,968,879
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	63,997,025	4,415,419
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	23,206,675	3,731,194
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	2,596,611	432,748
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	6,786,500	723,399
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	1,351,633
=	Compensation Actually Paid (columns (c) and (e))	97,948,820	8,792,715

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between CAP and TSR

The chart below (i) illustrates the relationship between the amount of CAP to our PEO, the average amount of CAP to our non-PEO NEOs, and the company’s cumulative TSR over the four most recently completed fiscal years; and (ii) compares our cumulative TSR over the four most recently completed fiscal years to that of the Nasdaq Computer Index.

Compensation Actually Paid vs. TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between CAP and Net Income

The chart below illustrates the CAP to our PEO, the average CAP to our non-PEO NEOs, and our reported GAAP net income for each of the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between CAP and ARR

The chart below illustrates the CAP to our PEO, the average CAP to our non-PEO NEOs, and our reported ARR for each of the four most recently completed fiscal years.

Compensation Actually Paid vs. ARR

Tabular List [Table Text Block]

We have identified the following performance measures (in no specific order) as the most important in aligning the compensation of our NEOs to our financial performance for fiscal year 2024:

Tabular List of Most Important Performance Measures

ARR
Non-GAAP Operating Expenses (excluding commissions)
Relative Total Shareholder Return
Employee Engagement

Total Shareholder Return Amount	$ 228	136	68	162
Peer Group Total Shareholder Return Amount	221	164	129	146
Net Income (Loss) Attributable to Parent	$ (124,775,000)	$ (254,560,000)	$ (798,946,000)	$ (1,035,589,000)
Company Selected Measure Amount	1,907,982,000	1,561,981,000	1,202,438,000	878,733,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ARR
Non-GAAP Measure Description
(6)	ARR for any given period is defined as the sum of ACV for all non life-of-device contracts in effect as of the end of a specific period. For the purposes of this calculation, we assume that the contract term begins on the date a contract is booked, unless the terms of such contract prevent us from fulfilling our obligations until a later period, and irrespective of the periods in which we would recognize revenue for such contract. ACV is defined as the total annualized value of a contract, excluding amounts related to professional services and hardware. The total annualized value for a contract is calculated by dividing the total value of the contract by the number of years in the term of such contract, using, where applicable, an assumed term of five years for contracts that do not have a specified term.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Expenses (excluding commissions)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Employee Engagement
Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,968,879
Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards And Option Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,415,419
Change In Fair Value Of Outstanding And Unvested Stock Awards And Option Awards Granted In Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,731,194
Fair Value At Vesting Of Stock Awards And Option Awards Granted In Fiscal Year That Vested During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	432,748
Change In Fair Value As Of Vesting Date Of Stock Awards And Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	723,399
Fair Value As Of Prior Fiscal Year End Of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,351,633
Ramaswami [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	51,143,711	$ 14,845,940	$ 12,928,676	$ 37,808,805
PEO Actually Paid Compensation Amount	$ 97,948,820	$ 38,679,011	$ 3,241,068	$ 30,852,801
PEO Name	Mr. Ramaswami	Mr. Ramaswami	Mr. Ramaswami	Mr. Ramaswami
Ramaswami [Member] | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 49,781,703
Ramaswami [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards And Option Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,997,025
Ramaswami [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards And Option Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,206,675
Ramaswami [Member] | Fair Value At Vesting Of Stock Awards And Option Awards Granted In Fiscal Year That Vested During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,596,611
Ramaswami [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards And Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,786,500
Ramaswami [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Pandey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	$ 0	$ 0	$ 181,250
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ (4,475,791)
PEO Name				Mr. Pandey